Severance Indemnities and Pension Plans [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2018	2019	2018		2019
	Pension benefits and SIPs	Pension benefits and SIPs	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥24,205	¥24,585	¥5,975	¥271	¥6,550	¥175
Interest cost on projected benefit obligation	6,764	5,545	7,407	515	8,667	575
Expected return on plan assets	(37,170)	(37,585)	(16,413)	(1,139)	(15,847)	(949)
Amortization of net actuarial loss	612	2,602	3,492	349	4,915	556
Amortization of prior service cost	(604)	(602)	(1,496)	(995)	(1,332)	(948)
Loss ( g ain ) on settlements and curtailment	(3,901)	(2,347)	—	—	185	—

Net periodic benefit cost (income)	¥(10,094)	¥(7,802)	¥(1,035)	¥(999)	¥3,138	¥(591)

Contributed to Plan Assets and Expected to Contribute for Remainder of Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIPs	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2019	¥21.5	¥0.8	¥0.2
For the remainder of the fiscal year ending March 31, 2020	¥7.7	¥0.4	¥0.2